SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

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DIRECT DIAL NUMBER	E-MAIL ADDRESS

June 15, 2007

VIA COURIER AND EDGAR

Re:                               The Blackstone Group L.P.
Registration Statement on Form S-1
File No. 333-141504

Pamela Long, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mailstop 7010

Washington, D.C. 20549

Dear Ms. Long:

On behalf of The Blackstone Group L.P., we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 6 to the above-referenced Registration Statement relating to the offering of its common units representing limited partner interests, marked to show changes from Amendment No. 4 as filed on June 11, 2007.  The Registration Statement has been revised in response to the Staff’s comments and to reflect certain other changes.

In addition, we are providing the following responses to your comment letter, dated June 14, 2007 regarding Amendment No. 4 to the Registration Statement.  To assist your review, we have retyped the text of the Staff’s comments in italics below.  Please note that all references to page numbers in our responses refer to the page numbers of Amendment No. 6 to the Registration Statement.  The responses and information described below are based upon information provided to us by Blackstone.

General

1.                                      We note the article in the June 13 edition of the Wall Street Journal that discusses the company and Mr. Schwartzman, and attributes various remarks to him regarding the company.  Please note that the staff views the concept of an “offer” to include statements that are likely to favorably influence an investor’s decision to purchase securities, and that a media publication that is an offer must be filed as the issuer’s free writing prospectus within four days business days after the issuer becomes aware of the publication.  Please see SEC Release 33-8591, Section III.D.3.b.iii.(F) for a discussion of the Commission’s views on issuer statements to media and the media’s publication of such information, and the application of Rules 164 and 433 to media publications.  Alternatively, please provide us with your analysis why the publication is not the free writing prospectus of the company, and note that we may have additional comments.

Blackstone advises the Staff that it has filed the article identified by the Staff in the June 13 edition of the Wall Street Journal as a free writing prospectus.

Unaudited Pro Forma Financial Information

Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition, page 88

2.                                      We note your response to prior comment 3.  Please present the outstanding units for each ownership class on the face of your statement of financial condition.

In response to the Staff’s comment, Blackstone has revised its disclosure on page 89 to disclose the number of common units outstanding on a pro forma basis.

Management’s Discussion and Analysis, page 106

3.                                      Please disclose the total estimated unrecorded compensation expense related to units that have been issued or will be issued in connection with the reorganization but are subject to vesting as of March 31, 2007.  Also, disclose the dollar impact that this compensation expense is expected to have on the remainder of 2007, the 2008 fiscal year, the 2009 fiscal year and remaining periods thereafter.

In response to the Staff’s comment, Blackstone has revised its disclosure on page 112 to disclose the dollar impact of the compensation expense for the periods requested.

* * * * * * * * * *

Please do not hesitate to call Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Securities and Exchange Commission
Lesli Sheppard
Rufus Decker
Nudrat Salik

The Blackstone Group L.P.
Robert L. Friedman

Skadden, Arps, Slate, Meagher & Flom LLP
Phyllis G. Korff
Jennifer A. Bensch